                             LETTER TO SHAREHOLDERS

OVERVIEW

As of last October, we had witnessed a strong recovery in U.S. stock markets led by finance and technology stocks following a major correction in the third quarter of 1999. Throughout the balance of 1999, the markets continued to behave as though robust increases in worker productivity would continue to allow the supply of goods and services to increase at a rate fast enough to keep inflation under control.

As economic data continued to show strong economic growth in an environment of very low inflation, markets became euphoric. The Federal Reserve Board continued to raise interest rates moderately as a preemptive strike against inflation. The major stock market averages all hit record highs by early March of 2000. This rally, led by technology stocks, which were dubbed the "new economy" stocks of the new millennium, culminated in a meteoric rise in the valuation of biotechnology stocks. Even Dow Jones made an attempt to better represent technology by adding Microsoft and Intel to the 30 industrials average. Many professional investors were amazed by the lofty valuations that the markets placed on some technology issues.

When this euphoria ceased, it was swift and relentless, particularly in the NASDAQ stocks that had seen such overt speculation. The precise catalyst is hard to pinpoint. Microsoft lost its anti-trust case with the federal government. The resulting drop in its stock price had a major impact on many stock market indices including the Dow Jones Industrial Average, the Standard and Poors 500 Index, and the NASDAQ Composite. The size of the impact was magnified by the fact that Microsoft was the largest company ranked by market capitalization and therefore carried a large index weighting. At the same time, inflationary indicators began to gradually rise. While they were still at very low levels, concerns developed as to whether the Federal Reserve Board had raised rates aggressively enough to contain inflation. Either way the correction hit the "new economy" stocks most severely. Over the months of March and April, it was not uncommon for many technology stocks to lose 50% or more of their value. Despite the tough environment for these stocks, many "old economy" stocks that had not performed well in 1999 generated substantial returns over these two months. Drug and oil shares staged dramatic rallies.

In summation, the market conditions of the past six months were extremely volatile. This environment provided tremendous risk, but also created substantial opportunity.

THE STONEBRIDGE GROWTH FUND

As valuations drove large capitalization technology stocks to levels that we felt were beyond those that could be justified, we moved to take profits. Positions in Sun Microsystems, Motorola, and Lexmark International Group were reduced purely because of excessive valuations. During this period of time we also eliminated a long-standing position in Time-Warner given our view that the merger between Time-Warner and America Online, while surrounded with much hype and fervor, is a much better deal for the shareholders of America Online than Time-Warner. As a window on the future of "convergence", the blurring of lines between telephone, the computer and the television screen, the Time-Warner and America Online merger will be an interesting bellwether to watch.

The healthcare sector, which suffered through most of 1999, provided some shelter from the technology sell off as investors apparently sought refuge in an area with more predictable revenues and earnings. The drug stocks in particular provided some of the best performance in the S&P 500 Index during the first quarter of 2000, perhaps because of compelling valuations and their defensive characteristics.

Looking forward we will continue to balance the desire for quality companies that are able to grow their sales and earnings in a superior manner with the need to pay attention to the valuations which we pay for those stocks. The incredible volatility that the markets have demonstrated over the last year reinforces the continued need to exercise patience and discipline in implementing stock positions in both Funds.

                         GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                              as of April 30, 2000



                                    [GRAPH]

       CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND
   VS. THE S&P 500 INDEX WITH INCOME AND THE NYSE COMPOSITE INDEX WITH INCOME
                       FROM MAY 1, 1990 TO APRIL 30, 2000



                                    [GRAPH]


                          AVERAGE ANNUAL TOTAL RETURN
                          PERIODS ENDED APRIL 30, 2000

      1 Year         5 Year          10 Year
      ------         ------          -------
        6.85%         15.11%           11.70%


                             FINAL PORTFOLIO VALUES
                                 APRIL 30, 2000

  Stonebridge Growth Fund                   $30,247

  S&P 500                                   $55,898

  NYSE Composite                            $41,425



Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results. Investment return and principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

Our long-term investors may recall that our investment process attempts to identify companies with superior growth characteristics, selling at attractive valuations. The volatile market environment of the past six months has proven to be very rewarding for our investment style. Our emphasis on growth allowed us to fully participate in the explosive appreciation of technology and biotechnology stocks in the first four months of the fiscal year. Our value discipline then forced us to aggressively take profits as the prices of some of our stocks exceeded our estimation of their intrinsic value based on the fundamentals of their businesses. In addition, our diversification across sectors ensured that we had exposure to some "old economy" stocks when these stocks performed well in March and April of 2000.

The Stonebridge Aggressive Growth Fund rose 29.83% for the first six months of the fiscal year ended April 30, 2000. For the same time period, the Russell 2000 Index rose 18.86% and the Standard and Poors 600 index rose 17.26%. Decomposing our return, during the first three months of the fiscal year, our performance was driven by technology names. Our biotechnology stocks led the way. We posted three month returns of 153% in Tularik, 83% in Alkermes, and 66% in Onyx Pharmaceuticals to name a few. We realized large profits from sales in these and other names. Thus, we entered the market downturn in March and April with higher than normal cash levels. Our top performers for these months were primarily from our exposure to non-technology areas. Precision Castparts Corp. rose 62%, Timberland Co. rose 62%, Casey's General Stores rose 40%, and ADC Telecommunications broke with the downtrend in technology and telecom and rose 35% over this two-month period.

By April, due to the volatile price swings in many of these stocks, we were actually able to reinvest in many of the same companies that we had taken profits in only months earlier. We also took the downturn in technology issues as an opportunity to add some new names in that sector. Additions included Microchip Technology, Cypress Semiconductors Corp. and Cymer.


                    AGGRESSIVE GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                              as of April 30, 2000

                                    [GRAPH]

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE GROWTH FUND
                     VS. THE RUSSELL 2000 INDEX WITH INCOME
                       FROM MAY 1, 1990 TO APRIL 30, 2000


                                    [GRAPH]


                          AVERAGE ANNUAL TOTAL RETURN
                          PERIODS ENDED APRIL 30, 2000

      1 Year         5 Year          10 Year
      -----          -----           -------
      50.90%         16.88%           14.42%

                             FINAL PORTFOLIO VALUES
                                 APRIL 30, 2000

  Stonebridge Aggressive Growth Fund        $38,473

  Russell 2000 Index                        $37,437


Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results. Investment return and principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

SUMMARY

For the balance of 2000, we expect markets to continue to be quite volatile. If the Federal Reserve can successfully control inflation and maintain an environment of stable, positive economic growth, we will continue to purchase high quality, growth oriented companies at attractive valuations for the benefit of our shareholders.

Thank you for your investment in the Stonebridge Funds. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,


/s/ CHARLES E. WOODHOUSE                         /s/ RICHARD C. BARRETT

Charles E. Woodhouse                             Richard C.Barrett
Director of Research                             Chairman, Board of Trustees and
                                                 President
Stonebridge Capital Management, Inc.             Stonebridge Funds Trust

                             DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The STANDARD & POOR'S 600 INDEX (S&P 600) is an unmanaged small-cap index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index, with each stock affecting the index in proportion to market value. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprising all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 7% of the US. equity market capitalization. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2000


                                                                                         SHARES OR
                                                                                         PRINCIPAL        MARKET
                                                                                          AMOUNT           VALUE
                                                                                        -----------     -----------
COMMON STOCKS (91.9%)
   CAPITAL GOODS (6.5%)
         ELECTRICAL EQUIPMENT (2.6%)
         Emerson Electric Co ....................................................          20,000       $ 1,097,500
                                                                                                        -----------

         MANUFACTURING (3.9%)
         Honeywell International Inc ............................................          11,250           630,000
         Illinois Tool Works Inc ................................................          15,000           960,937
                                                                                                        -----------
                                                                                                          1,590,937
                                                                                                        -----------
         TOTAL CAPITAL GOODS ....................................................                         2,688,437
                                                                                                        -----------

   COMMUNICATION SERVICES (2.8%)
         TELECOM - LONG DISTANCE (2.8%)
         MCI WorldCom Inc* ......................................................          25,000         1,135,938
                                                                                                        -----------
         TOTAL COMMUNICATION SERVICES ...........................................                         1,135,938
                                                                                                        -----------
   CONSUMER CYCLICALS (9.2%)
         BUILDING MATERIALS & HOME BUILDING (1.2%)
         Lowe's Companies Inc ...................................................          10,000           495,000
                                                                                                        -----------
         LEISURE & ENTERTAINMENT (0.9%)
         Carnival Corp Class A ..................................................          15,000           373,125
                                                                                                        -----------
         PUBLISHING (2.4%)
         Gannett Inc ............................................................          15,000           958,125
                                                                                                        -----------
         RETAIL - APPAREL (4.7%)
         GAP Stores Inc .........................................................          25,000           918,750
         Intimate Brands Inc Class A ............................................          26,250         1,010,625
                                                                                                        -----------
                                                                                                          1,929,375
                                                                                                        -----------
         TOTAL CONSUMER CYCLICALS ...............................................                         3,755,625
                                                                                                        -----------
   CONSUMER STAPLES (7.1%)
         BEVERAGES (2.2%)
         Pepsico Inc ............................................................          25,000           917,188
                                                                                                        -----------
         BROADCAST MEDIA & ENTERTAINMENT (3.5%)
         Kimberly Clark Corp ....................................................          15,000           870,938
         Proctor & Gamble Co ....................................................           9,000           536,625
                                                                                                        -----------
                                                                                                          1,407,563
                                                                                                        -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 2000

                                                            SHARES OR
                                                            PRINCIPAL         MARKET
                                                             AMOUNT           VALUE
                                                           -----------     -----------
COMMON STOCKS (CONTINUED)
   CONSUMER STAPLES (CONTINUED)
         RESTAURANTS (1.4%)
         McDonalds Corp ..............................          15,000     $   571,875
                                                                           -----------
         TOTAL CONSUMER STAPLES ......................                       2,896,626
                                                                           -----------
   ENERGY (2.5%)
         OIL - INTERNATIONAL (2.5%)
         Exxon Mobil Corp ............................          13,201       1,025,553
                                                                           -----------
         TOTAL ENERGY ................................                       1,025,553
                                                                           -----------
   FINANCIAL (13.8%)
         BANKS - MAJOR REGIONAL (4.8%)
         Chase Manhattan Corp ........................          10,000         720,625
         Wells Fargo & Co ............................          30,000       1,231,875
                                                                           -----------
                                                                             1,952,500
                                                                           -----------
         BROKERAGE & DIVERSE FINANCIAL SERVICES (6.3%)
         Fannie Mae ..................................          16,000         965,000
         Freddie Mac .................................          10,000         459,375
         Morgan Stanley Dean Witter & Co .............          15,000       1,151,250
                                                                           -----------
                                                                             2,575,625
                                                                           -----------
         INSURANCE - MULTILINE & BROKERAGE (2.7%)
         American International Group Inc ............          10,000       1,096,875
                                                                           -----------
         TOTAL FINANCIAL .............................                       5,625,000
                                                                           -----------
   FOREIGN STOCKS (6.2%)
         Elan PLC ADR* ...............................          11,000         471,625
         Roche Holdings Ltd Sponsored ADR ............          10,000       1,046,801
         Royal Dutch Petroleum Co ADR ................          18,000       1,032,750
                                                                           -----------
         TOTAL FOREIGN STOCKS.........................                       2,551,176
                                                                           -----------
   HEALTHCARE (14.7%)
         BIOTECHNOLOGY (1.3%)
         Chiron Corp* ................................          12,000         543,000
                                                                           -----------

         HEALTHCARE - DIVERSE (7.6%)
         Bristol Myers Squibb Co .....................          20,000       1,048,750
         Johnson & Johnson Inc .......................          25,000       2,062,500
                                                                           -----------
                                                                             3,111,250
                                                                           -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 2000


                                                         SHARES OR
                                                         PRINCIPAL          MARKET
                                                           AMOUNT           VALUE
                                                        ------------     -----------
COMMON STOCKS (CONTINUED)
   HEALTHCARE (CONTINUED)
         MAJOR DRUGS (2.6%)
         Pfizer Inc ................................          25,000     $ 1,053,125
                                                                         -----------

         MEDICAL PRODUCTS & SUPPLIES(3.2%)
         Boston Scientific Corp* ...................          50,000       1,325,000
                                                                         -----------
         TOTAL HEALTHCARE ..........................                       6,032,375
                                                                         -----------
   TECHNOLOGY (26.8%)
         COMMUNICATION - EQUIPMENT (7.1%)
         Lucent Technologies Inc ...................          20,000       1,243,750
         Motorola Inc ..............................           7,000         833,437
         Tellabs Inc* ..............................          15,000         822,187
                                                                         -----------
                                                                           2,899,374
                                                                         -----------
         COMPUTER HARDWARE & PERIPHERAL (9.5%)
         Dell Computer Corp* .......................          15,000         751,875
         International Business Machines Corp ......          10,000       1,116,250
         Lexmark International Group Inc Class A* ..          10,000       1,180,000
         NCR Corp* .................................          10,000         386,250
         Sun Microsystems Inc* .....................           5,000         459,688
                                                                         -----------
                                                                           3,894,063
                                                                         -----------
         COMPUTER SOFTWARE & SERVICES (6.0%)
         BMC Software Inc* .........................          20,000         936,250
         Computer Associates International Inc .....          15,000         837,187
         Microsoft Corp* ...........................          10,000         697,500
                                                                         -----------
                                                                           2,470,937
                                                                         -----------
         SEMICONDUCTORS (4.2%)
         Intel Corp ................................          10,000       1,268,125
         National Semiconductor Corp* ..............           7,500         455,625
                                                                         -----------
                                                                           1,723,750
                                                                         -----------
         TOTAL TECHNOLOGY ..........................                      10,988,124
                                                                         -----------
   TRANSPORTATION (2.3%)
         AIR FREIGHT (2.3%)
         FedEx Corp* ...............................          25,000         942,187
                                                                         -----------
         TOTAL TRANSPORTATION ......................                         942,187
                                                                         -----------

TOTAL COMMON STOCKS
         (Cost $29,177,176) ........................         681,201      37,641,041
                                                                         -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 2000


                                                              SHARES OR
                                                              PRINCIPAL          MARKET
                                                                AMOUNT           VALUE
                                                             -----------      ------------
WARRANTS (0.0%)
         Coram Healthcare Corp ........................              495      $          0
         (Cost $0)                                                            ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.9%)
         Federal Home Loan Bank, 5.70%, 05/10/2000 ....          600,000           598,974
         Federal Home Loan Bank, 5.56%, 05/31/2000 ....        1,000,000           995,162
                                                                              ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ..............                          1,594,136
         (Cost $1,594,136)                                                    ------------

MUTUAL FUNDS (4.3%)
         Fifth Third U.S. Treasury Fund ...............        1,753,078         1,753,078
                                                                              ------------
TOTAL MUTUAL FUNDS ....................................                          1,753,078
         (Cost $1,753,078)                                                    ------------

TOTAL INVESTMENTS (100.1%)
         (Cost $32,524,390) ...........................                       $ 40,988,255

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%) .........                            (38,456)
                                                                              ------------

NET ASSETS (100%) .....................................                       $ 40,949,799
                                                                              ============






*Securities on which no cash dividends were paid during the preceding six (6) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2000



                                                            SHARES OR
                                                            PRINCIPAL       MARKET
                                                             AMOUNT         VALUE
                                                           ----------     ----------
COMMON STOCKS (83.2%)
   BASIC MATERIALS (3.9%)
         AGRICULTURAL PRODUCTS (3.0%)
         Corn Products International Inc .............         10,000     $  240,000
                                                                          ----------

         PAPER & FOREST PRODUCTS (0.9%)
         Caraustar Industries Inc ....................          5,000         75,938
                                                                          ----------
         TOTAL BASIC MATERIALS .......................                       315,938
                                                                          ----------
   CAPITAL GOODS (7.9%)
         AEROSPACE & DEFENSE (2.6%)
         Precision Castparts Corp ....................          5,000        208,750
                                                                          ----------

         MANUFACTURING (2.8%)
         ITT Industries Inc ..........................          7,000        220,937
                                                                          ----------

         OFFICE EQUIPMENT & SUPPLIES (2.5%)
         Miller Herman Inc ...........................          7,500        205,313
                                                                          ----------
         TOTAL CAPITAL GOODS .........................                       635,000
                                                                          ----------
   COMMUNICATION SERVICES (2.6%)
         TELECOM - CELLULAR (1.4%)
         Metro One Telecommunications Inc* ...........         10,000        120,000
                                                                          ----------

         TELECOM - LONG DISTANCE (1.2%)
         Global Crossing Ltd* ........................          3,000         94,500
                                                                          ----------
         TOTAL COMMUNICATION SERVICES ................                       214,500
                                                                          ----------

   CONSUMER CYCLICALS (11.9%)
         BUILDING MATERIALS & HOME BUILDING (5.2%)
         Elcor Corp ..................................          5,000        159,063
         Kaufman & Broad Home Corp ...................          6,000        115,500
         Scotts Co Class A* ..........................          4,000        144,500
                                                                          ----------
                                                                             419,063
                                                                          ----------
         RETAIL - SPECIALTY (2.2%)
         Casey's General Stores Inc ..................         15,000        175,312
                                                                          ----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 2000


                                                             SHARES OR
                                                             PRINCIPAL      MARKET
                                                              AMOUNT        VALUE
                                                            -----------   ----------
COMMON STOCKS (CONTINUED)
   CONSUMER CYCLICALS (CONTINUED)
         TEXTILES & SHOES - (4.5%)
         Timberland Co Class A* ......................          3,500     $  242,812
         Warnaco Group Inc Class A ...................         12,000        127,500
                                                                          ----------
                                                                             370,312
                                                                          ----------
         TOTAL CONSUMER CYCLICALS ....................                       964,687
                                                                          ----------
   CONSUMER STAPLES (4.6%)
         FOODS (1.9%)
         Suiza Foods Corp* ...........................          4,000        155,750
                                                                          ----------
         RETAIL - FOOD & DRUG (2.7%)
         Whole Foods Market Inc* .....................          5,000        212,812
                                                                          ----------
         TOTAL CONSUMER STAPLES ......................                       368,562
                                                                          ----------
   ENERGY (2.3%)
         OIL & GAS - EXPLORATION & PRODUCTION (2.3%)
         Santa Fe Snyder Corp* .......................         20,000        183,750
                                                                          ----------
         TOTAL ENERGY ................................                       183,750
                                                                          ----------
   FINANCIAL (6.8%)
         BANKS - MAJOR REGIONAL (4.8%)
         Bancwest Corp ...............................         10,000        183,125
         Popular Inc .................................         10,000        201,250
                                                                          ----------
                                                                             384,375
                                                                          ----------
         BROKERAGE & DIVERSE FINANCIAL SERVICES (2.0%)
         Lehman Brothers Holdings Inc ................          2,000        164,125
                                                                          ----------
         TOTAL FINANCIAL .............................                       548,500
                                                                          ----------

   HEALTHCARE (16.1%)
         BIOTECHNOLOGY (8.5%)
         Chiron Corp* ................................          4,000        181,000
         Gilead Sciences Inc* ........................          1,500         81,281
         Imclone Systems Inc* ........................          2,000        182,000
         Onyx Pharmaceuticals Inc* ...................         10,000         98,125
         Sangstat Medical Corp* ......................          5,000        143,750
                                                                          ----------
                                                                             686,156
                                                                          ----------
         HEALTHCARE - DIVERSE (1.0%)
         Covance Inc* ................................          9,000         82,688
                                                                          ----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 2000


                                                              SHARES OR
                                                              PRINCIPAL       MARKET
                                                               AMOUNT         VALUE
                                                              ---------     ----------
COMMON STOCKS (CONTINUED)
   HEALTHCARE (CONTINUED)
         MAJOR DRUGS (4.9%)
         Biovail Corp* .................................          3,000     $  143,062
         ISIS Pharmaceuticals* .........................         15,000        166,875
         Tularik Inc* ..................................          3,000         84,750
                                                                            ----------
                                                                               394,687
                                                                            ----------
         MEDICAL PRODUCTS & SUPPLIES (1.7%)
         Alkermes Inc* .................................          2,500        133,125
                                                                            ----------
         TOTAL HEALTHCARE ..............................                     1,296,656
                                                                            ----------
   TECHNOLOGY (27.1%)
         COMMUNICATION EQUIPMENT (5.1%)
         ADC Telecommunications Inc* ...................          5,000        303,750
         Qualcomm Inc* .................................          1,000        108,438
                                                                            ----------
                                                                               412,188
                                                                            ----------
         COMPUTER SOFTWARE & SERVICES (7.1%)
         Compuware Corp* ...............................         10,000        125,625
         Earthlink Network Inc* ........................          8,000        151,000
         Healtheon Corp* ...............................         10,000        210,625
         Synopsys Inc* .................................          2,000         84,000
                                                                            ----------
                                                                               571,250
                                                                            ----------
         ELECTRONICS - INSTRUMENTS & DISTRIBUTION (2.8%)
         Rambus Inc* ...................................          1,000        230,000
                                                                            ----------
         SEMICONDUCTORS (8.0%)
         Cymer Inc* ....................................          4,000        156,250
         Jabil Circuit Inc* ............................          3,000        122,813
         Microchip Technology Inc* .....................          2,000        124,125
         National Semiconductor Corp* ..................          4,000        243,000
                                                                            ----------
                                                                               646,188
                                                                            ----------
         SEMICONDUCTOR EQUIPMENT (4.1%)
         Cypress Semiconductors Corp* ..................          2,500        129,844
         Photronics Inc* ...............................          6,000        199,875
                                                                            ----------
                                                                               329,719
                                                                            ----------
         TOTAL TECHNOLOGY ..............................                     2,189,345
                                                                            ----------

TOTAL COMMON STOCKS
         (Cost $5,721,173) .............................        257,500      6,716,938
                                                                            ----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 2000


                                                                          SHARES OR
                                                                          PRINCIPAL         MARKET
                                                                            AMOUNT          VALUE
                                                                         -----------     -----------
CONVERTIBLE BONDS (1.5%)
         Dura Pharmaceuticals Inc, 3.50%, 7/15/2002 .................    $   150,000     $   122,812
                                                                                         -----------
TOTAL CONVERTIBLE BONDS .............................................                        122,812
         (Cost $123,843)                                                                 -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS (9.3%)
         Federal Home Loan Mortgage, 5.58%, 5/23/2000 ...............        250,000         249,087
         Federal National Mortgage Association, 5.70%, 5/10/2000 ....        500,000         499,145
                                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ............................                        748,232
         (Cost $748,232)                                                                 -----------

MUTUAL FUNDS (6.6%)
         Fifth Third U.S. Treasury Fund .............................        532,132         532,132
                                                                                         -----------
TOTAL MUTUAL FUNDS ..................................................                        532,132
         (Cost $532,132)                                                                 -----------

TOTAL INVESTMENTS (100.6%)
         (Cost $7,125,380) ..........................................                    $ 8,120,114

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%) .......................                        (50,098)
                                                                                         -----------
NET ASSETS (100%) ...................................................                    $ 8,070,016
                                                                                         ===========













ADR - American Depositary Receipt

*Securities on which no cash dividends were paid during the preceding six (6) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2000



                                                                    GROWTH           AGGRESSIVE GROWTH
                                                                     FUND                  FUND
                                                              -----------------      -----------------

ASSETS:
   Investments, at value (Cost - see below) .............     $      40,988,255      $       8,120,114
   Receivable for investments sold ......................                12,477                  1,197
   Dividends and interest receivable ....................                28,469                  3,736
   Receivable for fund shares subscribed ................                11,904                 11,872
   Deferred expense subsidy** (Note 4) ..................               188,161                 85,192
   Other assets .........................................                21,524                  5,101
                                                              -----------------      -----------------
         TOTAL ASSETS ...................................     $      41,250,790      $       8,227,212
                                                              -----------------      -----------------

LIABILITIES:
   Payable for investments purchased ....................     $               0      $          42,625
   Payable for fund shares redeemed .....................                28,486                  1,197
   Accrued advisory fee** ...............................               210,517                 87,614
   Accrued administration fee** .........................                 5,740                  5,886
   Accrued transfer agent fee ...........................                35,468                  6,170
   Other payables and accrued expenses ..................                20,780                 13,704
                                                              -----------------      -----------------
         TOTAL LIABILITIES ..............................     $         300,991      $         157,196
                                                              -----------------      -----------------

   NET ASSETS ...........................................     $      40,949,799      $       8,070,016
                                                              =================      =================

COMPOSITION OF NET ASSETS:
   Capital stock ($1.00 par value) ......................     $       2,552,784      $         583,403
   Paid in capital ......................................            21,465,816              4,658,685
   Accumulated net investment loss ......................               (43,394)               (62,496)
   Accumulated net realized gain on investments .........             8,510,728              1,895,690
   Net unrealized appreciation in value of investments...             8,463,865                994,734
                                                              -----------------      -----------------
   NET ASSETS ...........................................     $      40,949,799      $       8,070,016
                                                              =================      =================

NET ASSET VALUE PER SHARE:
   Net assets ...........................................     $      40,949,799      $       8,070,016
   Shares outstanding ...................................             2,552,784                583,403
   Net asset value and redemption price per share .......     $           16.04      $           13.83

COST OF INVESTMENTS .....................................     $      32,524,390      $       7,125,380
                                                              =================      =================












**Related Party
The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                      FOR THE SIX MONTHS ENDED APRIL 30, 2000



                                                                                                         AGGRESSIVE
                                                                                      GROWTH               GROWTH
                                                                                       FUND                 FUND
                                                                                ----------------      ----------------
INVESTMENT INCOME:
INCOME:
  Dividends ...............................................................     $        189,665      $         13,684
  Interest ................................................................               75,363                27,569
                                                                                ----------------      ----------------

         TOTAL INCOME .....................................................     $        265,028      $         41,253
                                                                                ----------------      ----------------

EXPENSES:
   Management fee (Note 4) ................................................     $        154,211      $         35,775
   Administrative fee (Note 4) ............................................               39,562                38,500
   Transfer agent fee .....................................................               54,291                12,273
   Fund accounting fee ....................................................               12,622                10,353
   Custodian fee ..........................................................                1,879                   263
   Legal fee ..............................................................               11,017                 1,838
   Printing fee ...........................................................                9,658                 1,690
   Registration fee .......................................................                6,270                     0
   Audit fee ..............................................................                8,688                 3,770
   Trustee fee ............................................................               12,600                 1,620
   Other fees .............................................................                8,797                 1,692
   Expense subsidy (Note 4) ...............................................              (11,173)               (4,025)
                                                                                ----------------      ----------------

       TOTAL EXPENSES .....................................................     $        308,422      $        103,749
                                                                                ================      ================

NET INVESTMENT LOSS .......................................................     $        (43,394)     $        (62,496)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain on investments .......................................     $      8,510,577      $      1,895,706
   Unrealized appreciation/(depreciation) on investments
     Beginning of period ..................................................           17,131,651             1,168,223
     End of period ........................................................            8,463,865               994,734
                                                                                ----------------      ----------------

   Change in net unrealized appreciation or depreciation of investments ...           (8,667,786)             (173,489)
                                                                                ----------------      ----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ....................             (157,209)            1,722,217
                                                                                ----------------      ----------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS ...........................................................     $       (200,603)     $      1,659,721
                                                                                ================      ================




The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                                              APRIL 30,            OCTOBER 31,
                                                                                          2000 (UNAUDITED)            1999
                                                                                        -----------------      -----------------
OPERATIONS:
   Net investment loss ............................................................     $         (43,394)     $         (75,238)
   Net realized gain on investments ...............................................             8,510,577              4,543,115
   Change in net unrealized appreciation or depreciation of investments ...........            (8,667,786)             4,902,004
                                                                                        -----------------      -----------------

         INCREASE/(DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS ..........................................................              (200,603)             9,369,881
                                                                                        -----------------      -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments ............................            (4,467,726)                     0
                                                                                        -----------------      -----------------

         DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS TO SHAREHOLDERS ............................................            (4,467,726)                     0
                                                                                        -----------------      -----------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net increase/(decrease) in net assets derived from
     beneficial interest transactions - (Note 2) ..................................             3,007,887             (5,533,340)
                                                                                        -----------------      -----------------

NET INCREASE/(DECREASE)IN NET ASSETS ..............................................            (1,660,442)             3,836,541
                                                                                        -----------------      -----------------

NET ASSETS:
   Beginning of period ............................................................            42,610,241             38,773,700
                                                                                        -----------------      -----------------

   End of period ..................................................................     $      40,949,799      $      42,610,241
                                                                                        =================      =================















   The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       SIX MONTHS ENDED         YEAR ENDED
                                                                                           APRIL 30,            OCTOBER 31,
                                                                                       2000 (UNAUDITED)            1999
                                                                                      -----------------      -----------------
OPERATIONS:
   Net investment loss ..........................................................     $         (62,496)     $         (98,204)
   Net realized gain on investments .............................................             1,895,706                533,619
   Change in net unrealized appreciation or depreciation of investments .........              (173,489)             1,038,714
                                                                                      -----------------      -----------------

         INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ........................................................             1,659,721              1,474,129
                                                                                      -----------------      -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments ..........................              (435,431)                     0
                                                                                      -----------------      -----------------

         DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS TO SHAREHOLDERS ..........................................              (435,431)                     0
                                                                                      -----------------      -----------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net increase/(decrease) in net assets derived from
     beneficial interest transactions (Note 2) ..................................             1,009,023               (300,976)
                                                                                      -----------------      -----------------

NET INCREASE IN NET ASSETS ......................................................             2,233,313              1,173,153
                                                                                      -----------------      -----------------

NET ASSETS:
   Beginning of period ..........................................................             5,836,703              4,663,550
                                                                                      -----------------      -----------------

   End of period ................................................................     $       8,070,016      $       5,836,703
                                                                                      =================      =================














   The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
         SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                        THROUGHOUT THE PERIODS INDICATED:



                                                SIX MONTHS        YEAR          PERIOD
                                                  ENDED          ENDED          ENDED
                                                 APRIL 30,     OCTOBER 31,    OCTOBER 31,          YEARS ENDED NOVEMBER 30,
                                             2000 (UNAUDITED)     1999           1998          1997           1996         1995
                                             ----------------  -----------    -----------   ---------     ---------     ---------
PER SHARE DATA
Net asset value, beginning of period ........   $   18.01      $   14.32     $   17.69      $   16.56     $   14.36     $   12.61
                                                ---------      ---------     ---------      ---------     ---------     ---------

INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income/(loss) .............       (0.02)         (0.03)         0.00           0.02          0.10          0.17
   Net realized and unrealized gain/(loss)
      on investments ........................       (0.05)          3.72         (0.07)          2.90          2.83          2.34
                                                ---------      ---------     ---------      ---------     ---------     ---------
   Total income/(loss) from investment
      operations ............................       (0.07)          3.69         (0.07)          2.92          2.93          2.51
                                                ---------      ---------     ---------      ---------     ---------     ---------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
   Distributions from net investment
      income ................................        0.00           0.00         (0.02)         (0.10)        (0.17)        (0.07)
   Distributions from net realized gain
      on investments ........................       (1.90)          0.00         (3.28)         (1.69)        (0.56)        (0.69)
                                                ---------      ---------     ---------      ---------     ---------     ---------
   Total distributions to shareholders ......       (1.90)          0.00         (3.30)         (1.79)        (0.73)        (0.76)
                                                ---------      ---------     ---------      ---------     ---------     ---------
Net asset value, end of period ..............   $   16.04      $   18.01     $   14.32      $   17.69     $   16.56     $   14.36
                                                =========      =========     =========      =========     =========     =========
Total Return ................................       (0.51)%        25.77%        (0.44)%        19.79%        21.46%        23.50%
                                                =========      =========     =========      =========     =========     =========
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) ......   $  40,950      $  42,610     $  38,774      $  42,380     $  39,602     $  34,775

   Ratio of operating expenses to               =========      =========     =========      =========     =========     =========
     average net assets .....................        1.50%*         1.50%         1.50%*         1.50%         1.47%         1.49%
                                                =========      =========     =========      =========     =========     =========
   Ratio of operating expenses to average
      net assets without fee waivers ........        1.56%*         1.66%         1.78%*         1.50%         1.47%         1.49%
                                                =========      =========     =========      =========     =========     =========
   Ratio of net investment income/(loss)
     to average net assets ..................       (0.21)%*       (0.18)%        0.02%*         0.11%         0.67%         1.27%
                                                =========      =========     =========      =========     =========     =========
   Ratio of net investment income/(loss) to
     average net assets without fee waivers..       (0.27)%*       (0.35)%       (0.25)%*        0.11%         0.67%         1.27%
                                                =========      =========     =========      =========     =========     =========
   Portfolio turnover rate** ................          41%            54%           41%            41%           45%           38%
                                                =========      =========     =========      =========     =========     =========

 * Annualized
** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2000 were $16,263,691 and $20,558,402, respectively.

     The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
         SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                        THROUGHOUT THE PERIODS INDICATED



                                           SIX MONTHS ENDED
                                                APRIL 30,                                      YEARS ENDED OCTOBER 31,
                                            2000 (UNAUDITED)    1999         1998          1997          1996          1995
                                           ----------------- ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value, beginning of period ......   $   11.46      $    8.59     $   13.27     $   13.19     $   13.97     $   10.24
                                              ---------      ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income/(loss) ...........       (0.11)         (0.19)        (0.37)        (0.20)        (0.17)        (0.26)
   Net realized and unrealized gain/(loss)
      on investments ......................        3.36           3.06         (2.07)         2.83          0.90          4.51
                                              ---------      ---------     ---------     ---------     ---------     ---------
   Total income/(loss) from investment
      operations ..........................        3.25           2.87         (2.44)         2.63          0.73          4.25
                                              ---------      ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain
      on investments ......................       (0.88)          0.00         (2.24)        (2.55)        (1.51)        (0.52)
                                              ---------      ---------     ---------     ---------     ---------     ---------
   Total distributions to shareholders ....       (0.88)          0.00         (2.24)        (2.55)        (1.51)        (0.52)
                                              ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ............   $   13.83      $   11.46     $    8.59     $   13.27     $   13.19     $   13.97
                                              =========      =========     =========     =========     =========     =========
TOTAL RETURN ..............................       29.83%         33.41%       (20.23)%       22.89%         5.70%        43.71%
                                              =========      =========     =========     =========     =========     =========

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) ....   $   8,070      $   5,837     $   4,664     $   5,428     $   4,539     $   4,151
                                              =========      =========     =========     =========     =========     =========
   Ratio of operating expenses to
     average net assets ...................        2.90%*         2.85%         2.90%         2.90%         2.29%         3.10%
                                              =========      =========     =========     =========     =========     =========
   Ratio of operating expenses to average
      net assets without fee waivers ......        3.00%*         3.85%         3.69%         2.90%         2.29%         3.10%
                                              =========      =========     =========     =========     =========     =========
   Ratio of net investment income/(loss) to
     average net assets ...................       (1.74)%*       (1.90)%       (2.01)%       (1.62)%       (1.26)%       (2.10)%
                                              =========      =========     =========     =========     =========     =========
   Ratio of net investment income/(loss) to
     average net assets without fee
     waivers ..............................       (1.85)%*       (2.90)%       (1.22)%       (1.62)%       (1.26)%       (2.10)%
                                              =========      =========     =========     =========     =========     =========
   Portfolio turnover rate** ..............          56%            88%           92%           88%          108%           60%
                                              =========      =========     =========     =========     =========     =========

 * Annualized
** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2000 were $3,565,841 and $3,542,629, respectively.

     The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

         ORGANIZATION AND NATURE OF OPERATIONS - Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

         USE OF ESTIMATES - The preparation of each Series' financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

         SECURITY VALUATION - Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

         FEDERAL INCOME TAXES - As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year.

         DISTRIBUTIONS - Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

         Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

         ALLOCATION OF EXPENSE - Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

         OTHER - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

2.       SHARES OF BENEFICIAL INTEREST:

         At April 30, 2000, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the six months ended April 30, 2000 and the year ended October 31, 1999, were as follows:


                                                                      STONEBRIDGE GROWTH FUND
                                                   For the Six Months Ended           For the Year Ended
                                                       April 30, 2000                  October 31, 1999
                                                ----------------------------     ----------------------------
                                                   Shares         Amount             Shares            Amount
                                               -----------      -----------      -----------      -----------
Shares Sold ..............................          27,080      $   453,829           52,215      $   839,746
Shares Issued in Reinvestment of
  Dividends ..............................         270,471        4,381,625                0                0
                                               -----------      -----------      -----------      -----------
Total ....................................         297,551        4,835,454           52,215          839,746
Less Shares Redeemed .....................        (111,106)      (1,827,567)        (394,333)      (6,373,086)
                                               -----------      -----------      -----------      -----------
Net Increase (Decrease) ..................         186,445      $ 3,007,887         (342,118)      (5,533,340)
                                               ===========      ===========      ===========      ===========




                                                               STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                  For the Six Months Ended             For the Year Ended
                                                        April 30, 2000                  October 31, 1999
                                                ----------------------------     ----------------------------
                                                    Shares         Amount             Shares         Amount
                                               -----------      -----------      -----------      -----------
Shares Sold ..............................          96,483      $ 1,354,453           51,456      $   538,942
Shares Issued in Reinvestment of
  Dividends ..............................          35,513          414,442                0                0
                                               -----------      -----------      -----------      -----------
Total ....................................         131,996        1,768,895           51,456          538,942
Less Shares Redeemed .....................         (57,693)        (759,872)         (85,413)        (839,918)
                                               -----------      -----------      -----------      -----------
Net Increase (Decrease) ..................          74,303      $ 1,009,023          (33,957)     $  (300,976)
                                               ===========      ===========      ===========      ===========

3.       UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS

                                                                   GROWTH FUND             AGGRESSIVE GROWTH FUND
                                                             ------------------------      ------------------------
As of April 30, 2000
          Gross appreciation (excess of value over cost)     $             10,542,370      $              1,646,044
          Gross depreciation (excess of cost over value)                   (2,078,505)                     (651,310)
                                                             ------------------------      ------------------------
          Net unrealized appreciation                        $              8,463,865      $                994,734
                                                             ========================      ========================

         These amounts represent the net increase in the value of investments (all of which are represented by long transactions) held at April 30, 2000.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4.        TRANSACTIONS WITH AFFILIATES:

          The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the Adviser) for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of 0.75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively.

          The Adviser has agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser is required to waive 100% of its annual management fee, it will not be responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of April 30, 2000, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryover of waived expenses of $188,161 and $85,192, respectively.

          On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000. At all times ALPS' fee will be no less than $6,250 per month per Series.

          Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser.









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                               STONEBRIDGE FUNDS



                              OFFICERS AND TRUSTEES
                       Richard C. Barrett, CFA, Chairman,
                         Board of Trustees and President
             Debra L. Newman, Vice President, Treasurer and Trustee
                Charles E. Woodhouse, Vice President and Trustee
                Craig B. Burger, CFA, Vice President and Trustee
                        John G. Ayer, Ph.D, CFA, Trustee
                        Selvyn B. Bleifer, M.D., Trustee
                            Marvin Freedman, Trustee
                            Charles F. Haas, Trustee
                          William H. Taylor II, Trustee
                      Derek J. Mullins, Assistant Treasurer
                           Lisa A. Bruckert, Secretary

                               INVESTMENT ADVISER
                         STONEBRIDGE CAPITAL MANAGEMENT,
                                  INCORPORATED
                       1801 Century Park East, Suite 1800
                          Los Angeles, California 90067

                         ADMINISTRATOR, DISTRIBUTOR AND
                                 FUND ACCOUNTANT
                        ALPS MUTUAL FUNDS SERVICES, INC.
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                               330 West 9th Street
                           Kansas City, Missouri 64105

                                    CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              555 S. Flower Street
                          Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                           Philadelphia, PA 19103-2108



         This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.









                               STONEBRIDGE FUNDS



















                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 APRIL 30, 2000